Shareholder Report, Line Graph (Details) LMA1700_ClearBridge Large Cap Growth Fund_Class C_TSR Annual {Class C} - USD ($)											12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2025
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	$ 32,661	$ 24,298	$ 18,696	$ 26,046	$ 21,323	$ 16,437	$ 14,068	$ 12,847	$ 10,426	$ 10,000	$ 34,486
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	32,784	24,378	21,648	24,270	19,210	16,140	13,975	13,243	10,831	10,000	$ 37,239
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Growth Index
Accumulated Value	$ 43,584	$ 31,573	$ 25,024	$ 31,935	$ 24,433	$ 17,913	$ 14,803	$ 13,632	$ 10,422	$ 10,000	$ 52,454